Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail) - Banco Macro SA [member]	Dec. 31, 2022 ARS ($)
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 328,160,999
BCRA accounts [member] | Cash and deposits in Banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	143,526,540
Government securities [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	159,809,912
Special guarantees accounts in the BCRA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 24,824,547